As filed with the Securities and Exchange Commission on December 5, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds

(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report September 30, 2016

Steben Managed Futures Strategy Fund

Class A | SKLAX      Class C | SKLCX      Class I | SKLIX      Class N | SKLNX

Advised By:

Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, MD 20878

240.631.7600

www.steben.com

Steben Managed Futures Strategy Fund

(a series of Steben Alternative Investment Funds)

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Steben Managed Futures Strategy Fund
Performance Review

As of September 30, 2016 (Unaudited)

	Inception Date	Total Returns Six Months	Total Returns One Year	Average Annual Total Returns Since Inception
Class A (without maximum load)	4/1/2014	0.22%	5.42%	4.54%
Class A (with maximum load)	4/1/2014	-5.54%	-0.64%	2.09%
Class C (without sales charge)	4/1/2014	-0.15%	4.63%	3.78%
Class C (with sales charge)	4/1/2014	-1.15%	3.63%	3.78%
Class I	4/1/2014	0.35%	5.68%	4.76%
Class N	4/1/2014	0.22%	5.42%	4.53%
Barclay Systematic Traders Index	4/1/2014	-1.62%	-1.33%	3.19%
BofA Merrill Lynch US 3-Month Treasury Bill Index	4/1/2014	0.17%	0.27%	0.13%

Performance data shown reflects the Class A maximum sales charge of 5.75% and reflects the Class C Contingent Deferred Sales Charge ("CDSC") of 1.00%. Performance of the Class A without load does not reflect the deduction of the sales load or fee. If reflected, the load or fee would reduce the performance quoted.

Class I and Class N imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If it had, the return would be reduced.

Barclay Systematic Traders Index: An equal weighted composite of managed futures programs whose approach is at least 95% systematic. In 2016 there were 454 systematic programs included in the index. The performance of the index is net of management and incentive fees from the individual trading managers. Inception: 1/1987. Performance Source: BarclayHedge. Managed futures investments are subject to risks, including illiquidity, lack of a secondary market, and the volatility of the underlying commodities or futures markets traded by a particular program.

BofA Merrill Lynch US 3-Month Treasury Bill Index: Comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly-selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. Inception: 1/1978. Performance Source: Merrill Lynch & Co, Inc. Treasury bills are subject to risks, including: interest rate risk, call risk, credit risk and reinvestment risk. Treasury bills rated below investment grade may have speculative characteristics and present additional risks.

Generally, indices are unmanaged and are not available for direct investment. One cannot invest directly in an index.

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Steben Managed Futures Strategy Fund
Composition of Consolidated
Schedule of Investments

As of September 30, 2016 (Unaudited)

Composition of Consolidated Schedule of Investments

(as a % of total investments) (Unaudited)

September 30, 2016

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
CORPORATE BONDS: 50.78%
Finance and Insurance: 25.94%
Aetna Inc.	06/07/2018	1.700%	$2,500,000	$2,507,965
American Express Credit Corporation (a)	06/05/2017	1.105%	1,000,000	1,000,525
American International Group, Inc.	10/18/2016	5.600%	1,550,000	1,552,826
Credit Suisse AG (a)(c)	04/27/2018	1.414%	1,050,000	1,049,774
Daimler Finance North America LLC (Acquired 02/23/2015, Cost $1,000,000) (a)(b)	03/02/2018	1.259%	1,000,000	999,592
Ford Motor Credit Company LLC (a)	01/09/2018	1.605%	850,000	852,169
Goldman Sachs Group, Inc/The (a)	12/15/2017	1.650%	400,000	401,222
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	1,017,238
Goldman Sachs Group, Inc/The (a)	04/25/2019	1.755%	750,000	755,629
ING Bank N.V. (Acquired 08/10/2015, Cost $1,000,000) (a)(b)(c)	08/17/2018	1.584%	1,000,000	1,000,289
Intercontinental Exchange, Inc.	10/15/2018	2.500%	600,000	613,896
Metropolitan Life Global Funding I (Acquired 04/08/2014, Cost $1,000,498) (a)(b)	04/10/2017	1.045%	1,000,000	1,001,353
Morgan Stanley	01/09/2017	5.450%	1,000,000	1,010,985
Morgan Stanley	02/01/2019	2.450%	500,000	509,010
MUFG Americas Holdings Corporation (a)	02/09/2018	1.362%	1,500,000	1,494,857
National Australia Bank Limited (Acquired 07/16/2015, Cost $1,500,000) (a)(b)(c)	07/23/2018	1.355%	1,500,000	1,504,770
Toronto-Dominion Bank/The (a)(c)	07/23/2018	1.255%	1,500,000	1,501,680
UBS AG (a)(c)	06/01/2017	1.402%	1,000,000	1,001,068
UnitedHealth Group, Inc. (a)	01/17/2017	1.129%	2,000,000	2,001,908
Visa Inc.	12/14/2017	1.200%	1,500,000	1,503,615
				23,280,371
Information: 6.45%
AT&T Inc.	02/15/2019	5.800%	750,000	822,662
Microsoft Corporation	08/08/2019	1.100%	1,400,000	1,395,535
Oracle Corporation (a)	07/07/2017	0.857%	900,000	900,952
Oracle Corporation	04/15/2018	5.750%	600,000	641,876
Verizon Communications Inc. (a)	06/09/2017	1.234%	1,000,000	1,001,453
Verizon Communications Inc. (a)	09/14/2018	2.606%	1,000,000	1,026,264
				5,788,742
Manufacturing: 11.44%
AbbVie Inc.	05/14/2018	1.800%	2,000,000	2,008,170
Anheuser-Busch Companies, LLC	01/15/2018	5.500%	1,500,000	1,579,077
Apple Inc. (a)	05/03/2018	1.009%	800,000	801,869
Apple Inc.	02/22/2019	1.700%	650,000	657,363

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
Manufacturing: (continued)
Cisco Systems, Inc. (a)	09/20/2019	1.197%	$1,500,000	$1,501,096
Gilead Sciences, Inc.	12/01/2016	3.050%	750,000	752,330
Medtronic, Inc.	03/15/2018	1.500%	1,500,000	1,506,759
Zimmer Biomet Holdings, Inc.	04/01/2018	2.000%	1,450,000	1,459,690
				10,266,354
Pharmaceuticals: 0.56%
EMD Finance LLC (Acquired 03/16/2015, Cost $500,000) (a)(b)	03/17/2017	1.207%	500,000	500,213

Professional, Scientific, and Technical Services: 0.78%
Volkswagen Group of America Finance, LLC (Acquired 05/16/2014, Cost $500,255) (a)(b)	05/23/2017	1.187%	500,000	498,750
Volkswagen Group of America Finance, LLC (Acquired 11/12/2014, Cost $200,000) (a)(b)	11/20/2017	1.251%	200,000	199,327
				698,077
Retail Trade: 3.68%
CVS Health Corporation	07/20/2018	1.900%	1,500,000	1,514,514
Home Depot, Inc/The	09/10/2018	2.250%	1,750,000	1,788,090
				3,302,604
Transportation and Warehousing: 0.56%
Kansas City Southern (a)	10/28/2016	1.443%	500,000	499,992

Utilities: 0.39%
Kinder Morgan, Inc.	12/01/2017	2.000%	350,000	350,194

Wholesale Trade: 0.98%
Actavis Funding SCS (a)(c)	03/12/2018	1.925%	875,000	881,905
TOTAL CORPORATE BONDS (Cost $45,512,208)				45,568,452

SHORT-TERM INVESTMENTS: 32.95%
COMMERCIAL PAPER: 15.81%
American Express Credit Corporation	11/22/2016	0.642%	500,000	499,473
Bank of Nova Scotia/The	11/02/2016	0.334%	500,000	499,689
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	10/04/2016	0.023%	400,000	399,978
BASF SE	11/21/2016	0.421%	400,000	399,632
Brown-Forman Corporation	10/26/2016	0.498%	400,000	399,847
Caterpillar Financial Services Corporation	11/08/2016	0.344%	400,000	399,789

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
COMMERCIAL PAPER: (continued)
Catholic Health Initiatives	10/17/2016	0.354%	$500,000	$499,811
Commonwealth Bank of Australia	10/05/2016	0.041%	400,000	399,974
DBS Bank Ltd.	12/21/2016	0.815%	400,000	399,439
Dominion Resources, Inc.	10/04/2016	0.065%	500,000	499,970
Engie	10/11/2016	0.177%	500,000	499,896
Ford Motor Credit Company LLC	11/16/2016	0.584%	500,000	499,553
Hyundai Capital America	10/05/2016	0.085%	500,000	499,960
Intercontinental Exchange, Inc.	10/24/2016	0.258%	500,000	499,831
John Deere Financial Limited	10/26/2016	0.331%	500,000	499,837
Mizuho Bank, Ltd.	10/13/2016	0.158%	500,000	499,892
Nationwide Life Insurance Company	11/14/2016	0.383%	500,000	499,670
New York Life Capital Corporation	11/08/2016	0.321%	500,000	499,736
Nissan Motor Acceptance Corporation	10/03/2016	0.023%	500,000	499,980
Oglethorpe Power Corporation (An Electric Membership Corporation)	11/04/2016	0.479%	400,000	399,811
Oversea-Chinese Banking Corporation Limited	11/03/2016	0.372%	500,000	499,679
Rabobank	11/07/2016	0.414%	500,000	499,615
Reckitt Benckiser Treasury Services PLC	10/03/2016	0.015%	400,000	399,987
The Salvation Army USA	10/12/2016	0.101%	500,000	499,901
Sempra Energy Global Enterprises	10/25/2016	0.772%	500,000	499,693
Skandinaviska Enskilda Banken AB	10/26/2016	0.311%	500,000	499,792
The Southern Company	10/12/2016	0.314%	500,000	499,884
Standard Chartered Bank	11/15/2016	0.518%	500,000	499,575
Sumitomo Mitsui Banking Corporation	12/19/2016	0.776%	500,000	499,055
United Overseas Bank Limited	10/14/2016	0.117%	500,000	499,874
TOTAL COMMERCIAL PAPER (Cost $14,192,498)				14,192,823

MONEY MARKET FUNDS: 9.33%
STIT-Government & Agency Portfolio – Institutional Class, 0.31% (d)(e)			8,370,087	8,370,087
TOTAL MONEY MARKET FUNDS (Cost $8,370,087)				8,370,087

U.S. GOVERNMENT NOTES/BONDS: 7.81%
United States Treasury Note/Bond	11/30/2016	0.875%	500,000	500,542
United States Treasury Note/Bond	11/30/2016	2.750%	2,400,000	2,409,727
United States Treasury Note/Bond	01/31/2017	0.500%	2,150,000	2,151,258
United States Treasury Note/Bond	02/28/2017	0.500%	1,950,000	1,951,113

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $7,008,867)				$7,012,640
TOTAL SHORT-TERM INVESTMENTS (Cost $29,571,452)				29,575,550

TOTAL INVESTMENTS (Cost $75,083,660): 83.73%				75,144,002
Other Assets in Excess of Liabilities, 16.27% (f)				14,603,039
TOTAL NET ASSETS, 100.00%				$89,747,041

(a)	Variable rate security. The rate reported is the rate in effect as of September 30, 2016.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2016, the fair value of these securities total $5,704,294 which represents 6.36% of total net assets.
(c)	Foreign issued security. At September 30, 2016, the breakdown by country is as follows: Australia - 1.68%, Canada - 1.67%, Luxembourg - 0.98%, Netherlands - 1.11%, Switzerland - 2.29%.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd. See Note 1.
(f)	Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for derivative instruments on the Consolidated Statement of Assets and Liabilities. See Note 2.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Forward Currency Contracts(a)
September 30, 2016 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional Amount	Forward Settlement Date	Currency Abbreviation	U.S. $ Value at September 30, 2016	Currency Abbreviation	U.S. $ Value on Origination Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:

$731,821	10/19/2016	CHF	$731,688	USD	$731,821	$-	$(133)
961,457	10/19/2016	GBP	946,577	USD	961,457	-	(14,880)
1,654,866	10/19/2016	MXN	1,664,104	USD	1,654,866	9,238	-
1,178,613	10/19/2016	NOK	1,207,150	USD	1,178,613	28,537	-
526,251	10/19/2016	SEK	520,400	USD	526,251	-	(5,851)
117,267	10/19/2016	TRY	116,157	USD	117,267	-	(1,110)
1,397,914	10/19/2016	AUD	1,415,272	USD	1,397,914	17,358	-
1,053,107	10/19/2016	BRL	1,054,892	USD	1,053,107	1,785	-
849,655	10/19/2016	CAD	853,823	USD	849,655	4,168	-
1,508,072	10/19/2016	EUR	1,506,653	USD	1,508,072	-	(1,419)
1,261,191	10/19/2016	JPY	1,253,405	USD	1,261,191	-	(7,786)
1,853,566	10/19/2016	NZD	1,848,013	USD	1,853,566	-	(5,553)
432,648	10/19/2016	PLN	433,910	USD	432,648	1,262	-
691,826	10/19/2016	RUB	713,743	USD	691,826	21,917	-
544,545	10/19/2016	ZAR	561,950	USD	544,545	17,405	-
Total Purchase Contracts			14,827,737		14,762,799	101,670	(36,732)

Sale Contracts:

$1,699,571	10/19/2016	USD	$(1,700,401)	CHF	$(1,699,571)	$-	$(830)
2,343,048	10/19/2016	USD	(2,308,093)	GBP	(2,343,048)	34,955	-
1,748,699	10/19/2016	USD	(1,733,055)	MXN	(1,748,699)	15,644	-
392,522	10/19/2016	USD	(397,797)	NOK	(392,522)	-	(5,275)
1,218,863	10/19/2016	USD	(1,218,156)	SEK	(1,218,863)	707	-
503,836	10/19/2016	USD	(501,136)	TRY	(503,836)	2,700	-
198,776	10/19/2016	USD	(198,903)	AUD	(198,776)	-	(127)
185,229	10/19/2016	USD	(189,575)	BRL	(185,229)	-	(4,346)
1,762,863	10/19/2016	USD	(1,768,633)	CAD	(1,762,863)	-	(5,770)
2,481,647	10/19/2016	USD	(2,484,853)	EUR	(2,481,647)	-	(3,206)
552,028	10/19/2016	USD	(552,682)	JPY	(552,028)	-	(654)
50,785	10/19/2016	USD	(50,929)	NZD	(50,785)	-	(144)
24,943	10/19/2016	USD	(25,836)	RUB	(24,943)	-	(893)
Total Sale Contracts			(13,130,049)		(13,162,810)	54,006	(21,245)
Total Forward Currency Contracts			$1,697,688		$1,599,989	$155,676	$(57,977)
Net Unrealized Appreciation						$97,699

Currency abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
BRL	Brazilian Real	MXN	Mexican Peso	TRY	Turkish Lira
CAD	Canadian Dollar	NOK	Norwegian Krone	USD	U.S. Dollar
CHF	Swiss Franc	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	RUB	Russian Ruble

(a) Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2016.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
September 30, 2016 (Unaudited)

Description	Notional Amount	Number of Contracts Purchased /(Sold)	Settlement Month-Year	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
90 Day Sterling	$12,602,006	78	Jun-17	$-	$(2,225)
3 Mo Euro Euribor	1,127,119	4	Jun-17	-	(328)
90-Day Bank Bill	762,306	1	Jun-17	-	(1,024)
Sugar #11 World (a)	1,519,840	59	Mar-17	95,959	-
90-Day Bank Bill	25,915,857	34	Mar-17	55	-
Natural Gas (a)	163,750	5	Feb-17	-	(3,891)
Natural Gas (a)	65,360	2	Jan-17	-	(2,164)
Robusta Coffee (a)	40,540	2	Jan-17	67	-
Euro-BOBL	36,947,629	249	Dec-16	36,230	-
U.S. 5Yr Note (cbt)	19,320,984	159	Dec-16	45,670	-
U.S. 10Yr Note (cbt)	17,046,250	130	Dec-16	8,143	-
Long Gilt	8,609,952	51	Dec-16	-	(32,209)
FTSE 100 Index	4,088,617	46	Dec-16	96,839	-
Euro-Bund	8,190,162	44	Dec-16	43,196	-
Japanese Yen	4,821,619	39	Dec-16	34,518	-
Nasdaq 100 E-Mini	3,506,580	36	Dec-16	66,227	-
S&P 500 E-Mini	3,672,680	34	Dec-16	29,692	-
Canadian 10 Yr Bond	3,695,537	33	Dec-16	4,320	-
Dow E-mini	2,915,040	32	Dec-16	20,074	-
Gold 100oz (a)	3,951,300	30	Dec-16	-	(73,488)
Euro Stoxx 50	840,832	25	Dec-16	9,297	-
Euro-BTP	3,214,819	20	Dec-16	-	(12,174)
KOSPI 200 Index	2,344,396	20	Dec-16	29,264	-
Russell 2000 E-Mini	2,496,600	20	Dec-16	33,873	-
AUD/USD	1,453,310	19	Dec-16	16,589	-
Euro-OAT	3,417,563	19	Dec-16	14,776	-
Silver (a)	1,729,260	18	Dec-16	22,879	-
U.S. 2Yr Note (cbt)	3,058,563	14	Dec-16	4,651	-
U.S. Long Bond (cbt)	1,849,719	11	Dec-16	-	(51,013)
Aust 3yr Bond	867,221	10	Dec-16	1,167	-
Cotton #2 (a)	238,280	7	Dec-16	-	(21,046)
Jpn 10y Bond(ose)	9,013,757	6	Dec-16	44,428	-
S&P/TSX 60 Index	782,225	6	Dec-16	8,222	-
DAX Index	1,476,160	5	Dec-16	15,060	-
Nikkei 225 (sgx)	403,580	5	Dec-16	-	(6,742)
SPI 200 Index	414,514	4	Dec-16	13,445	-
Euro Fx Currency	140,963	1	Dec-16	48	-
Cocoa (a)	86,440	3	Dec-16	-	(4,152)
Soybean Oil (a)	40,128	2	Dec-16	-	(702)
Coffee (a)	56,831	1	Dec-16	-	(1,184)
Natural Gas (a)	726,500	25	Nov-16	-	(31,797)
Robusta Coffee (a)	340,680	17	Nov-16	17,264	-
Low Sulfer Gasoil (a)	268,650	6	Nov-16	-	(1,471)
Ny Harb (a)	129,217	2	Nov-16	4,263	-
Taiwan MSCI Index	1,025,100	30	Oct-16	-	(7,187)
Hang Seng Index	1,953,671	13	Oct-16	-	(18,031)
CAC Index	549,079	11	Oct-16	2,516	-

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
September 30, 2016 (Unaudited)

Description	Notional Amount	Number of Contracts Purchased /(Sold)	Settlement Month-Year	Unrealized Appreciation	Unrealized (Depreciation)
H-shares Index	$495,075	8	Oct-16	$-	$(5,073)
Ibex 35 Index	590,611	6	Oct-16	6,571	-
Amsterdam Index	101,574	1	Oct-16	1,020	-
Total Purchase Contracts				726,323	(275,901)

Sale Contracts:
90 Day Eurodollar	$(1,732,763)	(7)	Jun-17	$-	$(1,027)
Bankers' Acceptance	(3,400,168)	(18)	Mar-17	-	(1,383)
Canadian Dollar	(152,570)	(2)	Dec-16	-	(890)
Swiss Franc	(388,125)	(3)	Dec-16	-	(1,845)
Euro-Schatz	(503,870)	(4)	Dec-16	-	(678)
Topix Index	(521,868)	(4)	Dec-16	-	(2,189)
Aust 10yr Bond	(524,328)	(5)	Dec-16	1,091	-
Cocoa (a)	(193,270)	(7)	Dec-16	5,039	-
Wheat (cbt) (a)	(1,085,400)	(54)	Dec-16	61,661	-
British Pound	(4,792,644)	(59)	Dec-16	92,199	-
Corn (a)	(1,700,588)	(101)	Dec-16	28,178	-
Soybean Meal (a)	(89,880)	(3)	Dec-16	1,251	-
Copper (a)	(165,788)	(3)	Dec-16	-	(48,243)
Live Cattle (a)	(160,200)	(4)	Dec-16	8,618	-
Brent Crude (a)	(301,140)	(6)	Dec-16	-	(15,919)
WTI Crude (a)	(292,920)	(6)	Dec-16	-	(9,144)
Soybean (a)	(763,200)	(16)	Nov-16	-	(3,867)
Gasoline Blendstock (a)	–	–	Nov-16	-	(8,632)
WTI Crude (a)	(192,960)	(4)	Nov-16	-	(10,655)
CBOE VIX	(47,325)	(3)	Oct-16	4,884	-

Total Sale Contracts				202,921	(104,472)
Total Futures Contracts				$929,244	$(380,373)
Net Unrealized Appreciation				$548,871

(a)	Contract held by Steben Managed Futures Cayman Fund Ltd. See Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
September 30, 2016 (Unaudited)

ASSETS
Investments, at fair value (Cost $75,083,660)	$75,144,002
Cash	35,391
Foreign currency, at value (Cost $1,908,298)	1,903,784
Interest receivable	129,614
Receivable for collateral	278,035
Receivable for capital shares sold	260,028
Unrealized appreciation on forward currency contracts (Note 2)	97,699
Deposits with brokers for derivative instruments (Note 2)	12,387,403
Total Assets	90,235,956

LIABILITIES
Payable for distribution fees	2,705
Payable for variation margin on futures contracts	283,445
Payable for capital shares redeemed	43,735
Payable for investment management fees (Note 5)	128,687
Payable for operating service fees (Note 5)	17,649
Other Payables	12,694
Total Liabilities	488,915

NET ASSETS	$89,747,041

Net assets consist of:
Paid in capital	$91,348,027
Accumulated net investment loss	(10,581,024)
Accumulated net realized gain on investments, forward currency contracts, futures contracts, foreign currency and swap contracts	8,277,640
Net unrealized appreciation/depreciation on:
Investments	60,342
Forward currency contracts	97,699
Futures contracts	548,871
Foreign currency	(4,514)
NET ASSETS	$89,747,041

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
September 30, 2016 (Unaudited)

Net Assets
Class A	$2,149,744
Class C	1,030,883
Class I	79,154,897
Class N	7,411,517

Shares Issued and Outstanding (unlimited shares authorized, no par value)
Class A	216,309
Class C	105,633
Class I	7,922,976
Class N	746,059

Net Asset Value, redemption and offering price per share
Class A(1)	$9.94
Maximum Offering Price Per Share (net asset value per share divided by 0.9425)(2)	10.55
Class C(3)	9.76
Class I(4)	9.99
Class N(4)	9.93

(1)	A contingent deferred sales charge (CDSC) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 6 months of purchase and 0.75% on shares redeemed between 6 and 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be imposed on share purchases that are redeemed within 12 months of purchase.
(4)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended September 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest income (Net of withholding tax interest of $126)	$381,079

EXPENSES
Management fees (Note 5)	755,522
Broker interest expense	6,169
Distribution fees - Class A (Note 5)	2,471
Distribution fees - Class C (Note 5)	4,830
Distribution fees - Class N (Note 5)	7,303
Operating services fee (Note 5)	103,614
TOTAL EXPENSES	879,909
NET INVESTMENT LOSS	(498,830)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS , FORWARD CURRENCY CONTRACTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	(76,569)
Forward currency contracts	432,237
Futures contracts	20,343
Foreign currency	25,607

Net change in unrealized appreciation/depreciation on:
Investments	84,297
Forward currency contracts	(185,801)
Futures contracts	435,303
Foreign currency	(20,540)

NET REALIZED AND UNREALIZED GAIN	714,877

NET INCREASE IN NET ASSETS FROM OPERATIONS	$216,047

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
FROM OPERATIONS
Net investment loss	$(498,830)	$(987,373)
Realized gain (loss) on:
Investments	(76,569)	(44,398)
Forward currency contracts	432,237	(51,840)
Futures contracts	20,343	(693,845)
Foreign currency	25,607	585
Swap contracts	-	8,706,658
Change in unrealized appreciation/depreciation on:
Investments	84,297	(16,590)
Forward currency contracts	(185,801)	283,500
Futures contracts	435,303	113,568
Foreign currency	(20,540)	16,026
Swap contracts	-	(11,485,006)
Net Increase (Decrease) in Net Assets from Operations	216,047	(4,158,715)
FROM DISTRIBUTIONS
Net investment income:
Class A	-	(240,535)
Class C	-	(94,235)
Class I	-	(8,027,340)
Class N	-	(554,138)
Net realized gain:
Class A	-	(103)
Class C	-	(41)
Class I	-	(3,423)
Class N	-	(236)
Net Decrease in Net Assets from Distributions Paid	-	(8,920,051)
FROM CAPITAL TRANSACTIONS
Proceeds from sales of shares	8,943,212	19,994,224
Net asset value of shares issued in reinvestment of distributions to shareholders	-	8,674,246
Payments for shares redeemed	(2,836,674)	(16,424,300)
Redemption fees	125	133
Net Increase in Net Assets from Capital Transactions	6,106,663	12,244,303

Total Increase (Decrease) in Net Assets	6,322,710	(834,463)

NET ASSETS
Beginning of period	83,424,331	84,258,794
End of period	$89,747,041	$83,424,331

Accumulated Net Investment Loss	$(10,581,024)	$(10,082,194)

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

1.	Organization

The Steben Managed Futures Strategy Fund (the “Fund”) is a separate operating series of Steben Alternative Investment Funds (the “Trust”), a Delaware statutory trust since February 14, 2013, that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Fund’s investment objective is to achieve positive long term absolute returns with low correlation to broad equity and fixed income market returns. The Fund seeks to achieve its investment objective by pursuing a managed futures strategy which intends to capture absolute returns in the commodity and financial futures markets (equity, interest rate and currency) by investing in futures contracts (such as currency futures, futures on broad-based security indices and futures on commodities), foreign currency transactions (such as U.S. and foreign spot currencies and currency forward contracts), and options on futures and swaps collectively, (“Derivative Instruments”).

The Fund may invest in Derivative Instruments directly or it may invest up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary, Steben Managed Futures Cayman Fund Ltd. (“SMFCF”), formed under the laws of the Cayman Islands, to pursue its managed futures strategy through investments in Derivative Instruments. SMFCF is advised by Steben & Company, Inc. (the “Investment Manager”) and has the same investment objective as the Fund. The consolidated financial statements of the Fund include the investment activity and financial statements of SMFCF. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the subsidiary. As of September 30, 2016, the fair value of the Fund’s investments (or net assets) held by SMFCF was $3,451,857, (representing 3.85% of the Fund’s total assets). SMFCF acts as an investment vehicle in order to enter into certain investments for the Fund consistent with the investment policies specified in the Fund’s Prospectus and Statement of Additional Information. See Note 2.

The Fund utilizes managers who employ a variety of managed futures trading strategies (“Trading Advisors”). The managed futures strategies in which the Fund typically seeks exposure includes the following investment styles: (1) trend following, (2) short-term systematic and discretionary trading, and (3) counter-trend or mean reversion strategies. The Investment Manager expects the managed futures programs employed by the Trading Advisors to have a wide variety of different trading styles across a broad range of financial markets and asset classes. Managed futures strategies typically invest either long or short in one or a combination of Derivative Instruments for both speculative and hedging purposes, each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy, (e) fixed income and interest rates, (f) metals or (g) other commodities.

The Fund invests generally between 60% to 80% of its assets directly in fixed income investments to generate returns and interest income, diversifying the returns of the Fund’s investments in managed futures. The Investment Manager allocates these assets to Principal Global Investors, LLC (the “Sub-Adviser”), who invests primarily in investment grade securities, which the Fund defines as those that have a rating, at the time purchased, by Moody's Investors Service, Inc. of Baa3/P-3 or higher; by Standard & Poor's Ratings Group of BBB-/A-3 or higher; or by Fitch Ratings of BBB-/F3 or higher; or, if unrated, determined by the Investment Manager or the Sub-Adviser to be of comparable quality. However, the fixed income portion of the Fund's portfolio is invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund does not maintain any particular average maturity of its fixed income investments.

The Fund currently offers Class A, Class C, Class I and Class N shares of beneficial interest, with no par value per share. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front-end sales load of 5.75% and a maximum deferred sales charge of 1.00%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I and Class N shares have a redemption fee of 1.00% if sold within 30 days, (ii) Class A and Class N shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) Class A, Class C and Class N shares require a minimum initial investment of $2,500 with a

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

minimum subsequent investment of $100 and Class I shares require a minimum initial investment of $1,000,000 with a minimum subsequent investment of $25,000; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees (the “Board” and each member a “Trustee”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date. All classes of the Fund commenced operations on April 1, 2014.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges, except as to class-specific rights and privileges described above.

2.	Summary of Significant Accounting Policies and Practices

a.     Basis of Accounting | The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

b.     Valuation |

Share Valuation. The price of Fund shares is based on the Net Asset Value (“NAV”) per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation. The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of the Investment Manager (the “Valuation Committee”) subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, the Investment Manager checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). The Investment Manager compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. The Investment Manager documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that the Investment Manager determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Investment Manager also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term Securities – The amortized cost method of security valuation is used by the Fund for short-term investments (investments that have a maturity date of 60 days or less and of sufficient credit quality), and are categorized in Level 1 or Level 2 of the fair value hierarchy. The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Foreign Currencies – The Fund invests in foreign currencies, which are translated to U.S. dollars using current rates of exchange as of the close of the NYSE. Foreign currencies are generally categorized as Level 1 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

The following table summarizes the Fund’s consolidated investments and other financial instruments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$45,568,452	$-	$45,568,452
Total Long-Term Investments	$-	$45,568,452	$-	$45,568,452

Short-Term Investments
Commercial Paper	$-	$14,192,823	$-	$14,192,823
Money Market Funds	8,370,087	-	-	8,370,087
U.S. Government Notes/Bonds	-	7,012,640	-	7,012,640
Total Short-Term Investments	$8,370,087	$21,205,463	$-	$29,575,550
Total Investments	$8,370,087	$66,773,915	$-	$75,144,002

Forward Currency Contracts
Long Forward Currency Contracts	$-	$64,938	$-	$64,938
Short Forward Currency Contracts	-	32,761	-	32,761
Total Forward Currency Contracts	$-	$97,699	$-	$97,699

Futures Contracts
Long Futures Contracts	$450,422	$-	$-	$450,422
Short Futures Contracts	98,449	-	-	98,449
Total Futures Contracts	$548,871	$-	$-	$548,871
Total Other Financial Instruments	$548,871	$97,699	$-	$646,570

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the six months ended September 30, 2016, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

c.	Investment Strategies |

Derivative Investments. The Fund and the Subsidiary invest their assets in Derivative Instruments. Such instruments may have payments linked to the performance of commodities. Although the Fund executes its managed futures strategy primarily by investing in the Subsidiary, the Fund also may invest in Derivative Instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a regulated investment company under the Code. The Fund's and Subsidiary’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The Subsidiary will comply with the asset coverage requirements under 1940 Act with respect to its investments in Derivative Instruments on a consolidated basis with the Fund.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

The Fund and Subsidiary use Derivative Instruments as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund and Subsidiary may also use Derivative Instruments for leverage, in which case their use would involve leveraging risk.

d.     Security Transactions and Investment Income Recognition | Purchases and sales of securities are recorded on a trade-date basis. For investments in securities, interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized gains or losses on the disposition of investments are accounted for based on the specific identification method. Investments that are held by the Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the consolidated statement of operations.

e.     Federal Income Taxes | The Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) by complying with provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to make distributions from net investment income and from realized capital gains sufficient to relieve it from all, or substantially all, federal and excise taxes. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. The Fund files a state tax return with Delaware.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and U.S. federal and state tax jurisdictions and concluded that no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The SMFCF is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the SMFCF’s income. Net investment loss of the SMFCF cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

As of March 31, 2016, the tax cost of securities and components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$73,008,102
Gross tax unrealized appreciation	794,578
Gross tax unrealized depreciation	(85,901)
Net tax unrealized appreciation	708,677
Undistributed long-term gains	162,232
Other accumulated unrealized appreciation	(605,637)
Total accumulated gains	$265,272

At March 31, 2016, the Fund had no capital loss carry forwards.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

At March 31, 2016 the Fund had deferred late year losses of $22,045 and $0 deferred post-October losses.

The Fund made no distributions during the six months ended September 30, 2016, and the Fund distributed $8,916,133 out of ordinary income and $3,918 out of long-term capital gains during the fiscal year ended March 31, 2016.

f.     Use of Estimates | The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

contingent assets and liabilities at the date of the financial statements and the reported income and expense during the reporting period. Actual results could differ from those estimates and such differences may be significant.

g.     Indemnifications | Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Fund.

h.     Organization and Offering Costs | Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Under an operating services agreement (the “Operating Services Agreement”), the Investment Manager shall pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. These expenses may not be recouped by the Investment Manager.

i.     Fund Expenses | Pursuant to the Operating Services Agreement with the Fund, the Investment Manager has contractually agreed to pay all of the Fund’s ordinary operating expenses so long as Steben & Company, Inc. remains the Investment Manager, including the Fund’s organizational and offering expenses but not the following Fund expenses: fees for advisory services; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments and enforcing the Fund’s rights in respect of such investments; brokerage commissions; interest and fees on any borrowings by the Fund; taxes and governmental fees (including tax preparation fees); acquired fund fees and expenses; shareholder servicing fees, expenses which the Fund is authorized to pay pursuant to Rule 12b-l under the 1940 Act or fees pursuant to any services agreement with the Investment Manager; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. The Operating Services Agreement may be terminated at any time by the Board. See Note 5 – Related Party Transactions.

U.S. Bancorp Fund Services, LLC provides accounting, administrative and transfer agency services to the Fund. U.S. Bank, N.A. provides custodian services to the Fund.

j.     Dividends and Distributions to Shareholders | Typically, the Fund distributes all or substantially all of its net investment income and net capital gains to its shareholders every year. The Fund distributes dividends from its net investment income to its shareholders annually. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends received from the Fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the maximum federal income tax rates applicable to “qualified dividend income” distributed to individual and certain other non-corporate shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares.

The Fund also distributes net capital gains and net gains from foreign currency transactions, if any, to its shareholders, normally once a year. The Fund generates capital gains when it sells assets in its portfolio for profit. Capital gain distributions are taxed differently depending on how long the Fund held the asset(s) that generated the gain. Distributions of net capital gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at the maximum federal income tax rates. Generally, Fund distributions are taxable in the year received. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

The Fund’s distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing class at NAV (without sales charge) unless the shareholder opts to take distributions in cash, in the form of a check. Shareholders may change their distribution option either in writing or by calling the transfer agent at any time. Any change will be effective for distributions with a record date 5 calendar days from the date of the change.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

k.     Foreign Securities and Currency | Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss on the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

l.      Futures Contacts | Gains or losses are realized when contracts are liquidated. Any change in net unrealized gain or loss is reported in the statement of operations.

m.     Forward Currency Contracts | Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statement of operations.

n.     Deposits with Broker | Futures Contracts and Forward Currency Contracts | When trading derivative instruments, such as forward or futures contracts, the Fund and SMFCF are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At September 30, 2016, the Fund and SMFCF, collectively, had $12,387,403 in cash and cash equivalents on deposit with brokers for derivative instruments and is presented on the Fund’s consolidated statement of assets and liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, a broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, a broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on any margin deposits.

o.      Counterparty, Credit and Market Risk | Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over-the-counter transactions or off-exchange transactions. Therefore, in those instances in which the Fund enters into such transactions, the Fund will be subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less government

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Fund’s assets were to become bankrupt or insolvent, it is possible that the Fund would be able to recover only a portion, or in certain circumstances, none of its assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Fund will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Fund invests in derivative or other over-the-counter transactions, including forward contracts, the Fund may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

p.     CFTC Regulation | The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all security-based swaps and swaps to SEC and CFTC jurisdiction, respectively.

Historically, advisers to registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards, and swaps), have been able to claim exclusion from registration as commodity pool operators (“CPO”s) pursuant to CFTC Regulation 4.5. In February 2012, the CFTC adopted substantial amendments to that regulation. The Investment Manager is registered with the CFTC as a CPO under the Commodity Exchange Act and serves as a registered CPO with respect to the Fund. CPO registration and regulation will increase the regulatory requirements to which the Fund is subject and are expected to increase costs for the Fund. The CFTC has proposed amendments to its regulations governing CPOs that are intended to harmonize regulatory requirements that will apply to funds that are subject to investment company regulation by the SEC, to which the Fund is already subject, and CPO regulation by the CFTC. The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

The Fund and SMFCF have filed for an exemption with the National Futures Association under Rule 4.12(c)(3) of the CFTC Regulations. SMFCF has claimed no-action relief provided in CFTC Letter No. 13-51 (Sept. 5, 2013) from certain CFTC regulations.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

3.	Derivative Instruments

During the six months ended September 30, 2016, the Fund invested in Derivative Instruments such as futures contracts and forward currency contracts in order to pursue its managed futures strategy. Such investments are not for hedging purposes.

The Fund may invest in commodity-linked futures contracts either directly or through a wholly owned subsidiary. Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, West Texas Intermediate (WTI) crude oil, Brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas City wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity, less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (these benefits are sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivative Instruments can be highly volatile, illiquid and difficult to value, and changes in the value of these instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Futures, forward currency and options contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There may not be a liquid secondary market for the futures contracts. Price valuations or market movements of options may not justify purchasing put options or, if purchased, the options may expire unexercised, resulting in a loss of the premium paid for the options. There are additional risks associated with Derivative Instruments that are possibly greater than the risks associated with investing directly in the underlying instruments, including leveraging risk and counterparty credit risk. A small investment in a Derivative Instrument could have a potentially large impact on the Fund’s performance.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of assets and liabilities and statement of operations. The fair value of forward currency contracts in an asset position are recorded in the consolidated statement of assets and liabilities as unrealized appreciation on forward currency contracts. The fair value of the forward currency contracts in a liability position are recorded as unrealized depreciation on forward currency contracts. Only the current day variation margin on futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation on futures contracts is reported on the Fund’s consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the Derivative Instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of net realized and net unrealized gain (loss) in the Fund's consolidated statement of operations.

At September 30, 2016, the Fund held derivative and other financial instruments which are subject to a master netting agreement. As the table below illustrates, certain positions are netted in these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Collateral Pledged (Received)	Net Amount
Forward Currency Contracts	$155,676	$(57,977)	$-	$97,699

Total	$155,676	$(57,977)	$-	$97,699

Liabilities:
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Collateral Received (Pledged)	Net Amount
Forward Currency Contracts	$57,977	$(57,977)	$-	$-
Futures Contracts	$283,445	$-	$-	$(283,445)
Total	$341,422	$(57,977)	$-	$(283,445)

The following table presents the fair value of consolidated derivative instruments for the Fund at September 30, 2016 as presented on the Fund's consolidated statement of assets and liabilities.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

Derivatives not accounted for as	Fair Value		Net Unrealized Gain (Loss) on Open
hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts (a)
Long	$101,670	$36,732	$64,938
Short	54,006	21,245	32,761
Total Forward Currency Contracts	155,676	57,977	97,699

Futures Contracts (b)
Long Contracts
Agricultural Commodities/Softs	$113,290	$27,084	$86,206
Currencies	51,155	-	51,155
Energy	4,263	39,323	(35,060)
Interest Rates	202,636	98,973	103,663
Metals	22,879	73,488	(50,609)
Stock Indices	332,100	37,033	295,067
Total Long Contracts	726,323	275,901	450,422

Futures Contracts
Short Contracts
Agricultural Commodities/Softs	104,747	52,110	52,637
Currencies	92,199	2,735	89,464
Energy	-	44,350	(44,350)
Interest Rates	1,091	3,088	(1,997)
Stock Indices	4,884	2,189	2,695
Total Short Contracts	202,921	104,472	98,449
Total Futures Contracts	929,244	380,373	548,871
Total	$1,084,920	$438,350	$646,570

(a) Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

The following table presents the trading results of the derivative trading and information related to the volume of the Fund’s derivative activity for the six months ended September 30, 2016. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized
Forward Currency Contracts	$432,237	$(185,801)
Futures Contracts
Agricultural Commodities/Softs	342,256	239,366
Currencies	(602,187)	143,523
Energy	(2,071,629)	13,793
Interest Rates	2,160,103	(145,982)
Metals	(188,827)	(41,786)
Stock Indices	380,627	226,389
Total Futures Contracts	20,343	435,303
Total Forward Currency and Futures Contracts	$452,580	$249,502

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$16,349,042	$15,848,802
Futures Contracts	170,620,500	20,051,025

The average notional amounts reflect the six months ended September 30, 2016. Please refer to the Fund's prospectus for a listing of risks associated with these investments.

4.	Investment Transactions

For the six months ended September 30, 2016, the aggregate cost of security purchases and the proceeds from security sales (excluding short-term investments and U.S. Government obligations) were $15,280,786 and $9,262,895, respectively.

For the six months ended September 30, 2016, purchases and sales of U.S. Government obligations were $4,601,617 and $4,250,000, respectively.

5.	Related Party Transactions

a.     Investment Management Fee | The Board is authorized to engage an investment adviser and it has selected Steben & Company, Inc. to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

“Investment Management Agreement”). The Investment Manager is a Maryland corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Investment Manager is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.

Under the terms of the Investment Management Agreement, the Investment Manager is entitled to receive a management fee at an annualized rate, based on the average daily net assets of the Fund of 1.75%, accrued daily and payable monthly. For the six months ended September 30, 2016, the Fund incurred $755,522 in management fees.

b.     Investment Subadvisory Fee | Under the terms of an investment subadvisory agreement (the “Investment Subadvisory Agreement”) between the Investment Manager, the Sub-Adviser and the Fund, the Sub-Adviser is entitled to receive, on a quarterly basis, an annual subadvisory fee on the fixed income portion of the Fund’s average daily net assets at an annualized rate of: 0.10% on assets from $250 million up to $400 million; 0.09% on assets from $400 million up to $500 million; and 0.08% on assets above $500 million. The Sub-Adviser is paid by the Investment Manager, not the Fund.

c.     Distribution Fee | The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”). Class A, Class C and Class N shareholders will pay Rule 12b-1 fees to the Distributor at the annual rate of 0.25%, 1.00% and 0.25%, respectively of average daily net assets and Class I shareholders will pay no 12b-1 fees. For the six months ended September 30, 2016, the Fund incurred $2,471 in distribution fees for Class A shares, $4,830 in Class C shares and $7,303 in Class N shares.

d.     Operating Services Fee | The Fund will pay to the Investment Manager, as compensation for the services provided by the Investment Manager and its agents under the Operating Services Agreement, an annualized fee of 0.24%, which is paid monthly, based on the average daily net assets of the Fund. For the six months ended September 30, 2016, the Fund incurred $103,614 in operating services fees.

6.	Significant Shareholder

During 2014, Futures Portfolio Fund L.P. (“FPF”) purchased $58.5 million of Class I shares of the Fund. FPF is a Maryland partnership that is a privately offered commodity pool registered with the National Futures Association. At September 30, 2016, FPF owned 64% of the outstanding shares of the Fund and therefore had effective control of the Fund. Accordingly, the assets, liabilities and operating results of the Fund have been consolidated with those of FPF. FPF has a similar investment strategy to the Fund, using commodity trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments. The Investment Manager serves as the general manager of FPF. As a result, the Investment Manager has the power to vote 50% or more of the Fund’s outstanding shares through FPF.

7.	Compensation for Trustees

The independent Trustees are paid annual compensation for service on the Board and its Committees for the portfolios overseen in the complex of funds advised by the Investment Manager (“SCI Advised Funds”) in an annual amount of $15,000 each. Such compensation encompasses attendance and participation at Board and Committee meetings, including telephonic meetings, if any. There are currently two independent Trustees. The Audit Committee Chairman and the Audit Committee Financial Expert also receives an annual amount of $15,000. In the interest of recruiting and retaining independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. In addition, through the Operating Services Agreement, the Investment Manager reimburses each independent Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other Officers (apart from the CCO) and Trustees of the Fund who are “interested persons” by virtue of their affiliation with the Investment Manager receive no compensation in such role.

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

8.	Capital Share Transactions

At September 30, 2016, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Fund:

Steben Managed Futures Strategy Fund - Class A	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	57,245	$564,488	162,925	$1,797,139
Dividends Reinvested	-	-	16,853	158,623
Shares Redeemed	(15,304)	(150,960)	(149,482)	(1,528,857)
Net Increase	41,941	$413,528	30,296	$426,905
Beginning Shares	174,368		144,072
Ending Shares	216,309		174,368

Steben Managed Futures Strategy Fund - Class C	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	26,124	$255,294	57,618	$634,428
Dividends Reinvested	-	-	8,835	82,142
Shares Redeemed	(12,336)	(121,278)	(6,741)	(68,746)
Net Increase	13,788	$134,016	59,712	$647,824
Beginning Shares	91,845		32,133
Ending Shares	105,633		91,845

Steben Managed Futures Strategy Fund - Class I	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	533,811	$5,331,270	1,245,393	$13,439,639
Dividends Reinvested	-	-	843,056	7,961,067
Shares Redeemed	(169,052)	(1,679,080)	(1,211,401)	(12,825,582)
Redemption Fees	-	125	-	112
Net Increase	364,759	$3,652,315	877,048	$8,575,236
Beginning Shares	7,558,217		6,681,169
Ending Shares	7,922,976		7,558,217

Steben Managed Futures Strategy Fund - Class N	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	279,518	$2,792,160	378,684	$4,123,018
Dividends Reinvested	-	-	50,212	472,414
Shares Redeemed	(89,492)	(885,356)	(187,977)	(2,001,115)
Redemption Fees	-	-	-	21
Net Increase	190,026	$1,906,804	240,919	$2,594,338
Beginning Shares	556,033		315,114
Ending Shares	746,059		556,033

Steben Managed Futures Strategy Fund	Six Months Ended September 30, 2016	Year Ended March 31, 2016
	Amount	Amount
Total Net Increase	$6,106,663	$12,244,303

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Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

9.	Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred subsequent to September 30, 2016 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class A

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2016[1]	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$9.92	$11.73	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	0.09	(0.49)	1.91
Total from Investment Operations	0.02	(0.64)	1.73

Less distributions paid from net investment income	-	(1.17)	-
Net Asset Value, End of Period	$9.94	$9.92	$11.73

Total Investment Return[3]	0.22%	(4.98)%	17.32%

Net Assets, End of Period, in Thousands	$2,150	$1,730	$1,690

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	2.26%	2.02%	2.00%
Ratio of net investment loss to average net assets[4]	(1.37)%	(1.42)%	(1.61)%
Portfolio turnover rate[5]	27.25%	46.20%	11.40%

[1] All ratios have been annualized except total investment return.
[2] Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of applicable sales charges.
[4] Ratios do not include the income and expenses of the CTAs.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class C

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2016[1]	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$9.78	$11.65	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.22)	(0.26)
Net realized and unrealized gain (loss)	0.08	(0.49)	1.91
Total from Investment Operations	(0.02)	(0.71)	1.65
Less distributions paid from net investment income	-	(1.16)	-

Net Asset Value, End of Period	$9.76	$9.78	$11.65

Total Investment Return[3]	(0.15)%	(5.62)%	16.52%

Net Assets, End of Period, in Thousands	$1,031	$898	$374

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	3.00%	2.77%	2.75%
Ratio of net investment loss to average net assets[4]	(2.12)%	(2.17)%	(2.36)%
Portfolio turnover rate[5]	27.25%	46.20%	11.40%

[1] All ratios have been annualized except total investment return.
[2] Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of applicable sales charges.
[4] Ratios do not include the income and expenses of the CTAs.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class I

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2016[1]	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$9.96	$11.75	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	0.09	(0.50)	1.90
Total from Investment Operations	0.03	(0.62)	1.75
Less distributions paid from net investment income	-	(1.17)	-

Net Asset Value, End of Period	$9.99	$9.96	$11.75

Total Investment Return[3]	0.35%	(4.74)%	17.49%

Net Assets, End of Period, in Thousands	$79,155	$75,282	$78,498

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	2.00%	1.77%	1.75%
Ratio of net investment loss to average net assets[4]	(1.12)%	(1.17)%	(1.36)%
Portfolio turnover rate[5]	27.25%	46.20%	11.40%

[1] All ratios have been annualized except total investment return.
[2] Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of redemption fees.
[4] Ratios do not include the income and expenses of the CTAs.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class N

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2016[1]	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]
Per Share
Net asset value, beginning of period	$9.92	$11.73	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	0.08	(0.49)	1.91
Total from Investment Operations	0.01	(0.64)	1.73
Less distributions paid from net investment income	-	(1.17)	-

Net Asset Value, End of Period	$9.93	$9.92	$11.73

Total Investment Return[3]	0.22%	(4.90)%	17.31%

Net Assets, End of Period, in Thousands	$7,412	$5,514	$3,697

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	2.26%	2.02%	2.00%
Ratio of net investment loss to average net assets[4]	(1.37)%	(1.42)%	(1.61)%
Portfolio turnover rate[5]	27.25%	46.20%	11.40%

[1] All ratios have been annualized except total investment return.
[2] Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of redemption fees.
[4] Ratios do not include the income and expenses of the CTAs.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

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Steben Managed Futures Strategy Fund
Understanding Your Ongoing Costs
September 30, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 through September 30, 2016).

Actual Expenses

The actual return rows in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Fund’s transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15.00 may be assessed on outgoing wire transfers and a transaction fee of $25.00 may be assessed on returned checks and stop payment orders. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Steben Managed Futures Strategy Fund
Understanding Your Ongoing Costs
September 30, 2016 (Unaudited)

Actual vs Hypothetical Returns

Actual vs. Hypothetical returns for the Six Months Ended September 30, 2016 (Unaudited)

	Fund's Annualized Consolidated Expense Ratio	Beginning Value April 1, 2016	Ending Account Value September 30, 2016	Consolidated Expenses Paid During Period[1]
Steben Managed Futures Strategy Fund - Class A
Actual	2.26%	$1,000.00	$1,002.20	$11.34
Hypothetical[2]	2.26%	$1,000.00	$1,013.74	$11.41

Steben Managed Futures Strategy Fund - Class C
Actual	3.00%	$1,000.00	$998.50	$15.03
Hypothetical[2]	3.00%	$1,000.00	$1,010.03	$15.12

Steben Managed Futures Strategy Fund - Class I
Actual	2.00%	$1,000.00	$1,003.50	$10.04
Hypothetical[2]	2.00%	$1,000.00	$1,015.04	$10.10

Steben Managed Futures Strategy Fund - Class N
Actual	2.26%	$1,000.00	$1,002.20	$11.34
Hypothetical[2]	2.26%	$1,000.00	$1,013.74	$11.41

[1]	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 365 to reflect the period April 1, 2016 through September 30, 2016.
[2]	Hypothetical assumes a 5% return.

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Steben Managed Futures Strategy Fund
Renewal of Amended Investment Advisory Agreement
(Unaudited)

Overview | At an in person meeting held on September 8, 2016, the Board of Trustees for the Steben Alternative Investment Funds (“SAIF”) on behalf of Steben Managed Futures Strategy Fund (the “Fund”) and Steben Managed Futures Cayman Fund Ltd. (“Cayman Fund”) (each, a “Fund”, collectively the “Funds”), including its independent Trustees, approved each investment advisory agreement between each Fund and Steben & Company, Inc. (“Investment Manager” or “Steben”) through September 30, 2017. The Board also approved at this Meeting a subadvisory agreement (“Subadvisory Agreement”) between Steben and Principal Global Investors, LLC (“Subadviser” or “PGI”) as the investment sub-adviser for SAIF on behalf of the Managed Futures Fund. Together, the Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

In preparation for review of the Agreements, the Board requested the Investment Manager and Subadviser provide substantial and detailed information which the Board determined are reasonably necessary to evaluate the Agreements. The Investment Manager and Subadviser provided information relevant to the approval of the Agreements, including: (1) the nature and extent of the advisory and other services provided to the Funds; (2) the firm’s experience and personnel; (3) firm’s financial condition; (4) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (5) the advisory fee rates for each Fund and a comparison with fee rates charged to other clients; and (6) benefits realized by the firm. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committee that includes presentation by the portfolio management and research and due diligence teams addressing Steben’s and PGI’s investment philosophies, investment strategies, performance, risk management, due diligence, personnel and operations as they relate to the Funds, as well as presentations regarding compliance and operation of the Funds.

The Trustees used this information, as well as other information that the Investment Manager, Subadviser and other service providers submitted to the Board, to help them decide whether to approve the Agreements through September 30, 2017. The Board posed questions to various management personnel of Steben regarding certain key aspects of the materials submitted in support of the approval of the Agreements. The Board in addition discussed the Subadvisory Agreement with personnel of the Subadviser who attended the meeting. The Board also received a detailed memorandum from K&L Gates, counsel to the independent Trustees, regarding the responsibilities of the Board members in connection with their consideration of the Agreements. The Independent Trustees in addition met in executive session both with and without members of the Adviser present.

With respect to the approval of the Agreements, the Board considered the overall fairness of the Agreements and factors it deemed relevant with respect to the Funds, including, but not limited to: (1) the nature, extent and quality of services provided to the Funds; (2) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (3) the costs of the services provided to the Funds and the expected profits and losses to be realized by Steben from its relationship with the Funds; (4) the extent to which economies of scale are realized as the Funds grow; (5) whether the level of fee rates reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Steben and PGI with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by Steben and PGI from its relationship with the Funds.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Agreements and the fees provided therein with respect to the Funds should be approved. The Independent Trustees were advised by independent legal counsel with respect to their deliberations regarding the approval of the Agreements. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Agreements. The determination to approve the Agreements was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Extent and Quality of Advisory Services | With respect to the approval of the Advisory Agreements, the Board considered the services historically provided by Steben and PGI to the Funds and their shareholders, as applicable, as well as Steben’s and PGI’s investment strategies for the Funds. The Board evaluated the services provided by Steben to the

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Steben Managed Futures Strategy Fund
Renewal of Amended Investment Advisory Agreement
(Unaudited)

respective Funds and took into account the information and discussions provided this meeting as well as those throughout the year, including the scope and quality of Steben’s investment management capabilities, as relevant to the particular Fund, in selecting hedge fund programs and trading advisors, allocating assets across various hedge funds and trading advisors, ongoing robust due diligence process and monitoring of hedge fund programs and trading advisors, and its compliance responsibilities. In this connection, the Board considered information regarding the background and experience of key investment personnel; Steben’s focus on complex asset categories; Steben’s experience as a sponsor of multi-manager alternative investment products; the depth and experience Steben personnel have in investment and operational due diligence; Steben’s investment process, risk management, analysis and monitoring of the underlying Portfolio Funds and trading advisors; Steben’s significant compliance and tax reporting effort; and Steben’s oversight of sales. The Board also considered financial information regarding Steben.

The Board considered that Steben is responsible for oversight of compliance with each Fund’s policies and objectives, oversight of each Fund’s compliance with applicable law, and implementation of Board directives as they relate to the Funds. The Board noted that Steben oversees and interacts with the Funds’ service providers.

With respect to the approval of the Subadvisory Agreement, the Board considered the level of staffing, quality, background and experience of the Subadviser’s investment personnel responsible for managing SAIF, the size of the Subadviser and the Subadviser’s ability to continue to attract and retain qualified investment personnel. The Board also considered the adequacy of the resources committed to SAIF by the Subadviser, and whether those resources were commensurate with the needs of SAIF and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the Subadviser. The Board also considered the Subadviser’s representations regarding its compliance program and code of ethics.

The Board concluded that the nature, extent and quality of the management and advisory service provided by Steben and the Subadviser were appropriate and thus supported a decision to approve each Agreement.

Investment Performance | With respect to the Funds, the Board considered the performance of each Fund, comparable funds, peer group averages, and their benchmark index, as well as the performance of any similar accounts managed by Steben. The Board considered the outperformance of the Managed Futures Fund for the year to date as well as discussions regarding its performance throughout the periods ended March 31, 2016. The Board gave appropriate consideration to performance reports and discussions with Steben at Board meetings throughout the year. The Board evaluated the comparative information provided by Steben and the Subadviser and found such overall comparative results to be satisfactory.

Costs of Advisory Services and Level of Profitability | The Board considered (i) the costs of the services historically provided by Steben, (ii) the compensation and benefits received by Steben in providing services to the Funds, and (iii) its profitability. The Board considered the advisory fee rate payable by each Fund to Steben under the Agreements, comparisons to the advisory fee rates of comparable funds, comparisons to the fee rate Steben receives on its pooled funds, the expense ratio of each Fund and the expense ratio of comparable funds, as well as peer group averages of advisory fee rates and expense ratios. The Board noted that the fee rate and total operating expenses for the Managed Futures Fund is within the higher end of the range of contractual advisory fee rates and total operating expenses at comparable asset levels for representative comparable managed futures funds but that the Managed Futures Fund fee rate and operating expenses now include the fee rates of the trading advisers (who don’t charge a performance fee). In this regard, the Board noted the transition of the Managed Futures Fund from an indirect structure to directly managed accounts, which had the effect of decreasing the overall direct and indirect expenses of the Managed Futures Fund. In addition, the Board considered the fees received by Steben under the operating agreements, noting that the Funds’ operating expenses exceed the fees paid by each Fund to Steben and that the operating agreements serve as a contractual expense limitation.

The Board evaluated Steben’s representation that it continues to operate each Fund at a loss. The Board discussed expense allocations by Steben, and took into account the significant investment by and cost to Steben regarding service infrastructure to support the Funds and their investors.

Steben Managed Futures Strategy Fund   | Semi-Annual Report to Shareholders  39

Steben Managed Futures Strategy Fund
Renewal of Amended Investment Advisory Agreement
(Unaudited)

In analyzing the cost of services for the Subadviser in connection with its subadvisory services to SAIF, the Board considered that Steben pays the Subadviser from its advisory fee rate and, thus, Steben would have negotiated at arms’ length. The Board noted that the Subadviser does not track profitability at a subadvisory fund level.

Based on the information provided, the Board concluded that Steben’s fees and profits (if any) derived from its relationship with the Funds in light of the Funds’ expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies. The Board also concluded that the overall expense ratios of the Funds are reasonable, taking into account the size of the Funds, the quality of services provided by Steben, the investment performance of the Funds and the expense limitations agreed to by Steben through the Funds’ operating services agreements.

In analyzing the cost of services for the Subadviser in connection with its services provided to the Managed Futures Fund, the Board considered that Steben pays the Subadviser from its advisory fee rate and, thus, Steben negotiated at arms’ length. On the basis of the Board’s review of the fee rate charged by the Subadviser for subadvisory services, and the Subadviser’s financial information, the Board concluded that the level of the subadvisory fees is appropriate in light of the services provided.

Economies of Scale | The Board considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee rate levels reflect these economies of scale for the benefit of shareholders. The Board considered the recent transition of the Managed Futures Fund from swap-based investments to sub-advisory relationships with trading advisers and that it was intended to increase asset levels of the Fund and thereby lead to improved economies of scale for Fund shareholders. In considering the overall fairness of the Advisory Agreements, the Trustees assessed the degree to which economies of scale that would be expected to be realized if the Fund’s assets increase as well as the extent to which fee levels would reflect those economies of scale for the benefit of the Funds’ shareholders. The Trustees also noted that they will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of fees paid to Steben.

Benefits | In evaluating compensation, the Board considered other benefits realized by Steben and the Subadviser from its relationship with the Funds. In this connection, the Board noted, among other things, that Steben receives compensation through the operating services agreements and pays all of each Fund’s operating expenses, and that Steben receives the Funds’ Rule 12b-1 fees as servicing agent in order to pay those fees out to intermediaries. The Board noted that Steben does not realize “soft dollar” benefits from its relationship with the Funds. In the context of reviewing the overall economic relationship between Steben and the Funds, the Board also concluded that other benefits derived by Steben from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and their investors, and are consistent with industry practice and the best interests of the Funds and their shareholders.

Other Considerations | The Board determined that Steben has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders.

Conclusion | Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved each Agreement on the basis that its terms and conditions are fair to, and in the best interests of, the Funds and their shareholders.

Steben Managed Futures Strategy Fund   | Semi-Annual Report to Shareholders  40

Steben Managed Futures Strategy Fund
Additional Information
(Unaudited)

Privacy Policy

The Fund collects non-public information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information is provided to unaffiliated third parties (such as to the investment adviser to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Steben Managed Futures Strategy Fund   | Semi-Annual Report to Shareholders  41

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: info@steben.com	On the Internet: Visit our website at www.steben.com

By Telephone: Call (855) 775-5571	By Mail: Steben Managed Futures Strategy Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on www.steben.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.steben.com and by calling 1-855-775-5571 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-855-775-5571.

Fund Service Providers:

CUSTODIAN U.S. Bank, N.A. Milwaukee, Wisconsin	TRANSFER AGENT U.S. Bancorp Fund Services, LLC Milwaukee, Wisconsin	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Columbus, Ohio	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Steben Alternative Investment Funds

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) :	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	December 5, 2016

By (Signature and Title):	/s/ Carl Serger
Carl Serger, Chief Financial Officer

Date:	December 5, 2016